                                                       2001
NATIONWIDE(R) VARIABLE ACCOUNT - 8
JUNE 30, 2001


[THE BEST OF AMERICA(R) LOGO]


                                                              SEMI-ANNUAL REPORT

                                                            [Nationwide(R) Logo]

                                               NATIONWIDE LIFE INSURANCE COMPANY
                                                  HOME OFFICE: COLUMBUS, OHIO


APO-4739-6/01

                             [Nationwide(R) Logo]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide Variable Account-8.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 26. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)


ASSETS:
      Investments at fair value:

      American Century Variable Portfolios, Inc. -
      American Century VP Income & Growth (ACVPIncGr)
         347,831 shares (cost $2,592,338) ..................................................................      2,358,295

      American Century Variable Portfolios, Inc. - American Century VP International (ACVPInt)
         1,215,455 shares (cost $13,682,633) ...............................................................      9,030,834

      American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
         365,909 shares (cost $2,276,561) ..................................................................      2,586,975

      Credit Suisse Warburg Pincus Trust - Value Portfolio (CSWPValue)
         17,476 shares (cost $204,611) .....................................................................        229,109

      Dreyfus NSAT Mid Cap Index Fund (NSATMidCap)
         551,628 shares (cost $7,343,526) ..................................................................      7,502,147

      Dreyfus Variable Investment Fund - Appreciation Portfolio (DryAp)
         117,240 shares (cost $4,595,760) ..................................................................      4,275,726

      Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)
         248,822 shares (cost $2,590,522) ..................................................................      2,692,250

      Federated NSAT Equity Income Fund (NSATEqInc)
         92,266 shares (cost $1,213,194) ...................................................................      1,002,936

      Federated NSAT High Income Bond Fund (NSATHIncBd)
         70,515 shares (cost $598,850) .....................................................................        540,849

      Gartmore NSAT Emerging Markets Fund (NSATEmMkt)
         1,185 shares (cost $9,257) ........................................................................          9,032

      Gartmore NSAT Global Technology & Communications Fund (NSATGITech)
         1,876 shares (cost $11,451) .......................................................................          9,774

      Gartmore NSAT International Growth Fund (NSATIntGr)
         275 shares (cost $2,026) ..........................................................................          1,902

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapApp)
         151,991 shares (cost $4,399,842) ..................................................................      3,462,356

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
         371,111 shares (cost $3,057,431) ..................................................................      1,788,753

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
         113,538 shares (cost $3,768,286) ..................................................................      2,922,478

      Nationwide(R) Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
         154,552 shares (cost $3,228,814) ..................................................................      1,785,079

                                                                                                                (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
         796,413 shares (cost $8,988,358) .................................................................       9,102,996

      Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
         10,862,659 shares (cost $10,862,659) .............................................................      10,862,659

      Nationwide(R) Separate Account Trust - Nationwide(R) Global 50 Fund (NSATGlob50)
         92,113 shares (cost $1,211,217) ..................................................................         909,160

      Nationwide(R) Separate Account Trust -
      Nationwide(R) Small Cap Growth Fund (NSATSmCapG)
        129,672 shares (cost $2,562,291) ..................................................................       1,999,537

      Nationwide(R) Separate Account Trust -
      Nationwide(R) Small Cap Value Fund (NSATSmCapV)
        228,418 shares (cost $2,341,301) ..................................................................       2,603,966

      Nationwide(R) Separate Account Trust - Nationwide(R) Small Company Fund (NSATSmCo)
         232,963 shares (cost $5,202,988) .................................................................       4,591,699

      Nationwide(R) Separate Account Trust - Nationwide(R) Strategic Value Fund (NSATStrVal)
         23,012 shares (cost $232,478) ....................................................................         229,203

      Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
         1,030,430 shares (cost $15,584,334) ..............................................................      11,004,991

      Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
         39,153 shares (cost $619,578) .....................................................................        591,204

      Neuberger Berman Advisers Management Trust -
      Mid-Cap Growth Portfolio (NBAMTMCGr)
        229,671 shares (cost $5,939,851) ...................................................................      4,471,698

      Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
         34,894 shares (cost $556,951) .....................................................................        538,764

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         196,489 shares (cost $16,301,837) .................................................................      8,498,150

      Oppenheimer Capital Appreciation Fund/VA (OppCapApp)
         349,891 shares (cost $16,870,720) .................................................................     13,925,663

      Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
         602,546 shares (cost $13,748,202) .................................................................     11,978,623

      Salomon Brothers Variable Series Funds Inc. Capital Fund (SBVSFCap)
         929,903 shares (cost $14,212,829) .................................................................     14,636,678

      Salomon Brothers Variable Series Funds Inc. High Yield Bond Fund (SBVSFHYBd)
         178,791 shares (cost $1,611,139) ..................................................................      1,578,725

      Salomon Brothers Variable Series Funds Inc. Investors Fund (SBVSFInv)
         425,954 shares (cost $5,692,721) ..................................................................      5,690,749

      Salomon Brothers Variable Series Funds Inc. Total Return Fund (SBVSFTotRet)
         244,100 shares (cost $2,569,717) ..................................................................      2,570,371


      Strong NSAT Mid Cap Growth Fund (NSATStMCap)
         205,942 shares (cost $4,426,196) ............................................................            2,953,213

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         238,221 shares (cost $9,054,077) ............................................................            7,051,345

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (UIFEmMkt)
         49,776 shares (cost $373,460) ...............................................................              360,380

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFUSRE)
         26,822 shares (cost $308,669) ...............................................................              333,662

      Turner NSAT Growth Focus Fund (NSATGrFoc)
         801 shares (cost $3,674) ....................................................................                3,485

      Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund (VEWrldEMkt)
         160,356 shares (cost $2,067,117) ............................................................            1,319,730

      Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWrldHAs)
         11,041 shares (cost $130,059) ...............................................................              127,303

      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         472,766 shares (cost $11,179,751) ...........................................................           11,180,906

      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         916,241 shares (cost $44,369,806) ...........................................................           33,681,005

      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         224,117 shares (cost $2,002,030) ............................................................            1,506,066

      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         253,303 shares (cost $5,634,430) ............................................................            3,938,869

      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         875,559 shares (cost $21,852,869) ...........................................................           18,036,510

      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         197,217 shares (cost $3,929,174) ............................................................            3,177,161
                                                                                                                -----------
            Total investments ........................................................................          229,652,966

   Accounts receivable ...............................................................................               10,701
                                                                                                                -----------
            Total assets..............................................................................          229,663,667

ACCOUNTS PAYABLE .....................................................................................                 -
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 4) .....................................................................        $ 229,663,667
                                                                                                                ===========

See accompanying notes to financial statements.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                       Total         ACVPIncGr       ACVPInt         ACVPValue
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  1,548,447          18,427           8,245          21,461
  Mortality and expense risk charges (note 2) ..     (1,544,179)        (15,553)        (69,191)        (14,311)
                                                   ------------    ------------    ------------    ------------
    Net investment activity ....................          4,268           2,874         (60,946)          7,150
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold .......      8,661,529         130,943         368,399          96,250
  Cost of mutual fund shares sold ..............    (11,072,883)       (154,053)       (540,451)        (76,898)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ........     (2,411,354)        (23,110)       (172,052)         19,352
  Change in unrealized gain (loss)
    on investments .............................    (23,625,443)        (76,121)     (3,004,144)        113,395
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments .............    (26,036,797)        (99,231)     (3,176,196)        132,747
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains .....................      7,320,026            --           910,379            --
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
        equity resulting from operations .......   $(18,712,503)        (96,357)     (2,326,763)        139,897
                                                   ============    ============    ============    ============

                                                     CSWPValue         DryAp         FedQualBd       FidVIPEIS
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --               556          52,483         153,336
  Mortality and expense risk charges (note 2) ..         (1,636)        (29,179)        (16,059)        (72,594)
                                                   ------------    ------------    ------------    ------------
    Net investment activity ....................         (1,636)        (28,623)         36,424          80,742
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold .......         21,571         109,651         149,345         373,695
  Cost of mutual fund shares sold ..............        (20,457)       (120,164)       (135,906)       (398,437)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ........          1,114         (10,513)         13,439         (24,742)
  Change in unrealized gain (loss)
    on investments .............................          5,238        (261,284)          1,706        (650,535)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments .............          6,352        (271,797)         15,145        (675,277)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains .....................           --              --             5,409         452,342
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
        equity resulting from operations .......          4,716        (300,420)         56,978        (142,193)
                                                   ============    ============    ============    ============



                                                     FidVIPGrS      FidVIPHIS      FidVIPOvS      FidVIPConS
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --          167,633        210,264        123,097
  Mortality and expense risk charges (note 2) ...      (233,364)       (10,621)       (30,015)      (126,540)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................      (233,364)       157,012        180,249         (3,443)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       419,831        151,375        332,339        486,734
  Cost of mutual fund shares sold ...............      (603,997)      (200,889)      (531,038)      (657,747)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (184,166)       (49,514)      (198,699)      (171,013)
  Change in unrealized gain (loss)
    on investments ..............................    (5,489,841)      (241,646)      (873,797)    (2,378,447)
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (5,674,007)      (291,160)    (1,072,496)    (2,549,460)
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     2,264,779           --          335,965        492,388
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,642,592)      (134,148)      (556,282)    (2,060,515)
                                                    ===========    ===========    ===========    ===========


                                                     FidVIPGrOps    JanCapApp      JanGlTech      JanIntGro
                                                    ------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         7,740         22,618         11,056         15,833
  Mortality and expense risk charges (note 2) ...       (22,161)       (23,240)       (13,048)       (19,974)
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................       (14,421)          (622)        (1,992)        (4,141)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       174,173        280,499         64,388        161,352
  Cost of mutual fund shares sold ...............      (244,645)      (384,793)      (120,962)      (228,125)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (70,472)      (104,294)       (56,574)       (66,773)
  Change in unrealized gain (loss)
    on investments ..............................      (235,531)      (415,673)      (517,351)      (430,042)
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (306,003)      (519,967)      (573,925)      (496,815)
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (320,424)      (520,589)      (575,917)      (500,956)
                                                    ===========    ===========    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)


                                                    NSATCapAp    NSATEmMkt    NSATEqInc    NSATGITech
                                                    ---------    ---------    ---------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    --             49        6,333         --
  Mortality and expense risk charges (note 2) ...     (12,844)         (53)      (7,041)         (48)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................     (12,844)          (4)        (708)         (48)
                                                    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ........      69,985       11,717       61,119           46
  Cost of mutual fund shares sold ...............    (158,070)     (13,362)     (76,719)         (57)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........     (88,085)      (1,645)     (15,600)         (11)
  Change in unrealized gain (loss)
    on investments ..............................    (366,194)        (225)     (84,794)      (1,677)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............    (454,279)      (1,870)    (100,394)      (1,688)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................        --           --           --           --
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(467,123)      (1,874)    (101,102)      (1,736)
                                                    =========    =========    =========    =========

                                                    NSATGvtBd    NSATGrFoc    NSATHIncBd   NSATIntGr
                                                    ---------    ---------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     207,503         --         23,135            5
  Mortality and expense risk charges (note 2) ...     (52,434)         (13)      (3,041)          (3)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................     155,069          (13)      20,094            2
                                                    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ........     181,098       41,084       19,244            2
  Cost of mutual fund shares sold ...............    (168,188)     (42,267)     (21,648)          (2)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........      12,910       (1,183)      (2,404)        --
  Change in unrealized gain (loss)
    on investments ..............................     (73,040)        (189)     (19,664)        (124)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............     (60,130)      (1,372)     (22,068)        (124)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................        --           --           --           --
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      94,939       (1,385)      (1,974)        (122)
                                                    =========    =========    =========    =========



                                                    NSATMidCap   NSATMyMkt    NSATGlob50   NSATSmCapG
                                                    ----------   ---------    ---------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  18,902      188,506       10,180         --
  Mortality and expense risk charges (note 2) ...     (46,409)     (59,793)      (6,790)     (13,562)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................     (27,507)     128,713        3,390      (13,562)
                                                    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ........     213,632      788,938       50,452      116,525
  Cost of mutual fund shares sold ...............    (196,000)    (788,939)     (68,043)    (170,166)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........      17,632           (1)     (17,591)     (53,641)
  Change in unrealized gain (loss)
    on investments ..............................      45,116            1     (146,575)     (56,289)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............      62,748         --       (164,166)    (109,930)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................        --           --           --           --
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  35,241      128,713     (160,776)    (123,492)
                                                    =========    =========    =========    =========

                                                    NSATSmCapV    NSATSmCo    NSATStrVal   NSATStMCap
                                                    ----------   ---------    ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        --          4,656          920         --
  Mortality and expense risk charges (note 2) ...     (15,777)     (30,091)      (1,680)     (21,297)
                                                    ---------    ---------    ---------    ---------
    Net investment activity .....................     (15,777)     (25,435)        (760)     (21,297)
                                                    ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ........     122,487      196,743       92,827      136,675
  Cost of mutual fund shares sold ...............    (108,132)    (231,191)     (93,305)    (191,329)
                                                    ---------    ---------    ---------    ---------
    Realized gain (loss) on investments .........      14,355      (34,448)        (478)     (54,654)
  Change in unrealized gain (loss)
    on investments ..............................     517,470      (11,148)      (8,818)    (414,812)
                                                    ---------    ---------    ---------    ---------
    Net gain (loss) on investments ..............     531,825      (45,596)      (9,296)    (469,466)
                                                    ---------    ---------    ---------    ---------
  Reinvested capital gains ......................        --           --           --           --
                                                    ---------    ---------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     516,048      (71,031)     (10,056)    (490,763)
                                                    =========    =========    =========    =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2001
(UNAUDITED)

                                                     NSATTotRe    NBAMTGuard     NBAMTMCGr     NBAMTPart
                                                    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   40,199         2,313          --           1,910
  Mortality and expense risk charges (note 2) ...      (72,508)       (3,792)      (30,766)       (3,555)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................      (32,309)       (1,479)      (30,766)       (1,645)
                                                    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........      271,843        41,926       208,475        41,934
  Cost of mutual fund shares sold ...............     (492,239)      (40,297)     (280,244)      (44,899)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........     (220,396)        1,629       (71,769)       (2,965)

  Change in unrealized gain (loss)
    on investments ..............................     (654,997)      (30,282)     (577,747)      (20,677)
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............     (875,393)      (28,653)     (649,516)      (23,642)
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................         --          33,041          --          18,142
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (907,702)        2,909      (680,282)       (7,145)
                                                    ==========    ==========    ==========    ==========

                                                     OppAggGro     OppCapApp    OppMSGrInc     SBVSFCap
                                                    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       87,103        80,772        61,193          --
  Mortality and expense risk charges (note 2) ...      (67,206)      (94,621)      (79,717)      (94,595)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................       19,897       (13,849)      (18,524)      (94,595)
                                                    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ........      681,205       230,145       305,048       397,513
  Cost of mutual fund shares sold ...............   (1,260,138)     (255,735)     (371,261)     (351,670)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........     (578,933)      (25,590)      (66,213)       45,843

  Change in unrealized gain (loss)
    on investments ..............................   (3,978,889)   (1,956,908)     (700,861)      441,802
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............   (4,557,822)   (1,982,498)     (767,074)      487,645
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................    1,359,088     1,212,085          --         174,572
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (3,178,837)     (784,262)     (785,598)      567,622
                                                    ==========    ==========    ==========    ==========
                                                    SBVSFHYBd       SBVSFInv     SBVSFTotRet     DrySRGro
                                                    ----------      --------     -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     --            --            --             958
  Mortality and expense risk charges (note 2) ...      (10,149)      (36,500)      (15,478)      (52,430)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................      (10,149)      (36,500)      (15,478)      (51,472)
                                                    ----------    ----------    ----------    ----------
  Proceeds from mutual funds shares sold ........      144,079       251,375        55,068       362,112
  Cost of mutual fund shares sold ...............     (152,067)     (219,437)      (54,781)     (479,609)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........       (7,988)       31,938           287      (117,497)
  Change in unrealized gain (loss)
    on investments ..............................       76,409      (153,821)      (38,577)   (1,049,538)
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............       68,421      (121,883)      (38,290)   (1,167,035)
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................         --          61,836          --            --
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   58,272       (96,547)      (53,768)   (1,218,507)
                                                    ==========    ==========    ==========    ==========
                                                       UIFEmMkt      UIFUSRE      VEWrldEMkt     VEWrldHAs
                                                       --------      -------      ----------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         --            --            --           1,061
  Mortality and expense risk charges (note 2) ...       (2,511)       (1,484)       (9,714)         (791)
                                                      --------      --------      --------      --------
    Net investment activity .....................       (2,511)       (1,484)       (9,714)          270
                                                      --------      --------      --------      --------

  Proceeds from mutual funds shares sold ........       38,355        10,567       104,604        94,161
  Cost of mutual fund shares sold ...............      (37,031)      (10,435)     (187,686)      (89,374)
                                                      --------      --------      --------      --------
    Realized gain (loss) on investments .........        1,324           132       (83,082)        4,787
  Change in unrealized gain (loss)
    on investments ..............................       15,390        21,179        67,007        (9,898)
                                                      --------      --------      --------      --------
    Net gain (loss) on investments ..............       16,714        21,311       (16,075)       (5,111)
                                                      --------      --------      --------      --------
  Reinvested capital gains ......................         --            --            --            --
                                                      --------      --------      --------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       14,203        19,827       (25,789)       (4,841)
                                                      ========      ========      ========      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                                   Total                          ACVPIncGr
                                                       ---------------------------         -------------------------
                                                          2001             2000              2001              2000
                                                       ----------       ----------         --------          -------
INVESTMENT ACTIVITY:
  Net investment income .........................   $       4,268         (252,465)           2,874           (2,262)
  Realized gain (loss) on investments ...........      (2,411,354)         151,584          (23,110)             (35)
  Change in unrealized gain (loss)
    on investments ..............................     (23,625,443)         477,721          (76,121)         (13,087)
  Reinvested capital gains ......................       7,320,026        1,777,638             --               --
                                                    -------------    -------------     ------------      -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................     (18,712,503)       2,154,478          (96,357)         (15,384)
                                                    -------------    -------------     ------------      -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      45,960,294      124,819,465          525,038        1,292,569
  Transfers between funds .......................            --               --             63,156            1,752
  Redemptions ...................................      (9,165,316)      (1,228,299)        (178,173)         (55,661)
  Annuity benefits ..............................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ....................................         (13,466)            --               (112)            --
  Contingent deferred sales charges
    (note 2) ....................................        (119,368)         (16,869)          (1,357)            (616)
  Adjustments to maintain reserves ..............          (1,505)            (242)             (13)            --
                                                    -------------    -------------     ------------      -----------
      Net equity transactions ...................      36,660,639      123,574,055          408,539        1,238,044
                                                    -------------    -------------     ------------      -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      17,948,136      125,728,533          312,182        1,222,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................     211,715,531       10,643,323        2,046,104          181,223
                                                    -------------    -------------     ------------      -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 229,663,667      136,371,856        2,358,286        1,403,883
                                                    =============    =============     ============      ===========

CHANGES IN UNITS:
  Beginning units ...............................      19,292,525          915,274          204,714           15,981
                                                    -------------    -------------     ------------      -----------
  Units purchased ...............................       5,343,015       10,257,053           63,781          117,993
  Units redeemed ................................      (1,902,152)         (91,446)         (21,464)          (4,678)
                                                    -------------    -------------     ------------      -----------
  Ending units ..................................      22,733,388       11,080,881          247,031          129,296
                                                    =============    =============     ============      ===========

                                                                 ACVPInt                            ACVPValue
                                                       ---------------------------         -------------------------
                                                          2001             2000              2001              2000
                                                       ----------        ---------        ---------          -------
INVESTMENT ACTIVITY:
  Net investment income .........................         (60,946)         (24,040)           7,150              754
  Realized gain (loss) on investments ...........        (172,052)          20,894           19,352           (6,404)
  Change in unrealized gain (loss)
    on investments ..............................      (3,004,144)        (469,696)         113,395           (6,823)
  Reinvested capital gains ......................         910,379           47,135             --              5,484
                                                       ----------        ---------        ---------          -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ................................      (2,326,763)        (425,707)         139,897           (6,989)
                                                       ----------        ---------        ---------          -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       1,047,123        7,894,177          971,591          417,716
  Transfers between funds .......................        (290,260)         388,861          157,678           (4,307)
  Redemptions ...................................        (298,852)         (24,501)        (128,795)          (3,353)
  Annuity benefits ..............................            --               --               --               --
  Annual contract maintenance charges
    (note 2) ....................................            (861)            --                (18)            --
  Contingent deferred sales charges
    (note 2) ....................................          (4,670)            (918)            (491)            --
  Adjustments to maintain reserves ..............             (60)              33                2                1
                                                       ----------        ---------        ---------          -------
      Net equity transactions ...................         452,420        8,257,652          999,967          410,057
                                                       ----------        ---------        ---------          -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (1,874,343)       7,831,945        1,139,864          403,068
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .....................................      10,905,148          283,351        1,447,110           33,270
                                                       ----------        ---------        ---------          -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........       9,030,805        8,115,296        2,586,974          436,338
                                                       ==========        =========        =========          =======

CHANGES IN UNITS:
  Beginning units ...............................         908,394           19,358          126,122            3,378
                                                       ----------        ---------        ---------          -------
  Units purchased ...............................         101,375          576,462          102,848           43,438
  Units redeemed ................................         (61,068)          (1,778)         (17,187)            (343)
                                                       ----------        ---------        ---------          -------
  Ending units ..................................         948,701          594,042          211,783           46,473
                                                       ==========        =========        =========          =======


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          CSWPValue                      DryAp
                                                   ----------------------      ------------------------
                                                     2001          2000          2001            2000
                                                   --------       -------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income .....................   $    (1,636)          (952)       (28,623)       (14,687)
  Realized gain (loss) on investments .......         1,114           (148)       (10,513)        (2,604)
  Change in unrealized gain (loss)
    on investments ..........................         5,238            609       (261,284)       165,421
  Reinvested capital gains ..................          --             --             --             --
                                                   --------        -------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         4,716           (491)      (300,420)       148,130
                                                   --------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................         1,671         74,981        551,571      3,098,676
  Transfers between funds ...................         1,034         11,520          1,884         14,221
  Redemptions ...............................        (1,730)        (1,648)       (89,146)        (4,042)
  Annuity benefits ..........................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ................................          --             --             (217)          --
  Contingent deferred sales charges
    (note 2) ................................          --             --             (617)          --
  Adjustments to maintain reserves ..........            (1)             5            (42)            62
                                                   --------        -------      ---------      ---------
      Net equity transactions ...............           974         84,858        463,433      3,108,917
                                                   --------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......         5,690         84,367        163,013      3,257,047
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................       223,417         92,623      4,112,684        369,352
                                                   --------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .......      $229,107        176,990      4,275,697      3,626,399
                                                   ========        =======      =========      =========

CHANGES IN UNITS:
  Beginning units ...........................        20,814          9,267        381,878         33,598
                                                   --------        -------      ---------      ---------
  Units purchased ...........................         1,887          9,205         64,960        289,957
  Units redeemed ............................        (1,895)          (194)       (20,331)          (377)
                                                   --------        -------      ---------      ---------
  Ending units ..............................        20,806         18,278        426,507        323,178
                                                   ========        =======      =========      =========

                                                          FedQualBd                    FidVIPEIS
                                                 -------------------------     -------------------------
                                                     2001           2000          2001            2000
                                                 ----------        -------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income .....................        36,424            175         80,742          1,049
  Realized gain (loss) on investments .......        13,439             13        (24,742)          (709)
  Change in unrealized gain (loss)
    on investments ..........................         1,706         11,691       (650,535)       (67,434)
  Reinvested capital gains ..................         5,409           --          452,342         63,481
                                                 ----------        -------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        56,978         11,879       (142,193)        (3,613)
                                                 ----------        -------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................       890,509        637,275      2,639,040      3,960,836
  Transfers between funds ...................       131,961           --           35,896        (26,740)
  Redemptions ...............................      (166,070)       (10,105)      (594,207)       (34,626)
  Annuity benefits ..........................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ................................           (60)          --             (977)          --
  Contingent deferred sales charges
    (note 2) ................................        (1,574)           (66)        (2,901)          (892)
  Adjustments to maintain reserves ..........           845              8            (15)            27
                                                 ----------        -------     ----------      ---------
      Net equity transactions ...............       855,611        627,112      2,076,836      3,898,605
                                                 ----------        -------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......       912,589        638,991      1,934,643      3,894,992
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................     1,779,658         40,138      9,246,249        422,405
                                                 ----------        -------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .......    $2,692,247        679,129     11,180,892      4,317,397
                                                 ==========        =======     ==========      =========

CHANGES IN UNITS:
  Beginning units ...........................       163,978          4,028        835,980         40,787
                                                 ----------        -------     ----------      ---------
  Units purchased ...........................        97,458         63,494        286,364        394,334
  Units redeemed ............................       (20,537)          (976)       (94,184)        (3,388)
                                                 ----------        -------     ----------      ---------
  Ending units ..............................       240,899         66,546      1,028,160        431,733
                                                 ==========        =======     ==========      =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                            FidVIPGrS                        FidVIPHIS
                                                   ----------------------------    ----------------------------
                                                       2001            2000            2001            2000
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   (233,364)        (80,877)        157,012          11,287
  Realized gain (loss) on investments ..........       (184,166)          1,766         (49,514)        (13,637)
  Change in unrealized gain (loss)
    on investments .............................     (5,489,841)        209,098        (241,646)        (27,921)
  Reinvested capital gains .....................      2,264,779         553,917            --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................     (3,642,592)        683,904        (134,148)        (30,271)
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................      5,428,110      20,966,613         369,484         942,656
  Transfers between funds ......................       (823,367)        474,589          (7,550)         27,277
  Redemptions ..................................     (1,121,650)       (247,930)        (89,856)        (43,181)
  Annuity benefits .............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ...................................         (2,924)           --              (217)           --
  Contingent deferred sales charges
    (note 2) ...................................        (19,584)         (2,715)         (1,477)           --
  Adjustments to maintain reserves .............           (575)            271             (11)             13
                                                   ------------    ------------    ------------    ------------
      Net equity transactions ..................      3,460,010      21,190,828         270,373         926,765
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       (182,582)     21,874,732         136,225         896,494
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     33,863,341       2,100,791       1,369,826          96,425
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    $33,680,759      23,975,523       1,506,051         992,919
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      3,150,284         171,385         173,115           9,299
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        569,859       1,723,298          56,202          96,188
  Units redeemed ...............................       (227,092)        (19,907)        (22,771)         (4,036)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      3,493,051       1,874,776         206,546         101,451
                                                   ============    ============    ============    ============



                                                            FidVIPOvS                       FidVIPConS
                                                   ----------------------------    ----------------------------
                                                       2001            2000            2001            2000
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ........................        180,249          (3,134)         (3,443)        (37,002)
  Realized gain (loss) on investments ..........       (198,699)          2,067        (171,013)           --
  Change in unrealized gain (loss)
    on investments .............................       (873,797)       (153,287)     (2,378,447)       (483,623)
  Reinvested capital gains .....................        335,965          84,169         492,388         433,017
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................       (556,282)        (70,185)     (2,060,515)        (87,608)
                                                   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................        347,474       4,040,219       2,146,895      11,811,600
  Transfers between funds ......................       (273,608)        (82,222)       (435,124)        102,242
  Redemptions ..................................       (114,451)        (12,433)       (540,937)        (49,504)
  Annuity benefits .............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ...................................           (197)           --            (1,386)           --
  Contingent deferred sales charges
    (note 2) ...................................         (1,946)             (7)         (8,132)         (1,708)
  Adjustments to maintain reserves .............            (54)            (38)           (130)           (171)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions ..................        (42,782)      3,945,519       1,161,186      11,862,459
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       (599,064)      3,875,334        (899,329)     11,774,851
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,537,899         238,013      18,935,809       1,189,485
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $3,938,835       4,113,347      18,036,480      12,964,336
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        459,387          19,209       1,749,181         101,072
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................         42,062         333,867         231,271       1,027,786
  Units redeemed ...............................        (47,812)         (1,021)       (116,115)         (4,272)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        453,637         352,055       1,864,337       1,124,586
                                                   ============    ============    ============    ============



                                                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          FidVIPGrOps                   JanCapApp
                                                  --------------------------    --------------------------
                                                      2001          2000            2001          2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (14,421)          (781)          (622)            98
  Realized gain (loss) on investments .........       (70,472)        (3,483)      (104,294)          --
  Change in unrealized gain (loss)
    on investments ............................      (235,531)       (29,397)      (415,673)           892
  Reinvested capital gains ....................          --           47,707           --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (320,424)        14,046       (520,589)           990
                                                  -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       325,338      2,486,160      1,188,142        449,770
  Transfers between funds .....................       (91,901)       (70,400)      (344,006)        68,248
  Redemptions .................................      (102,687)       (17,012)       (75,585)          --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          (291)          --              (34)          --
  Contingent deferred sales charges
    (note 2) ..................................        (1,743)          (855)          (762)          --
  Adjustments to maintain reserves ............            10           (384)           144         (1,728)
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................       128,726      2,397,509        767,899        516,290
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (191,698)     2,411,555        247,310        517,280
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     3,368,860        261,613      3,215,080           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $3,177,162      2,673,168      3,462,390        517,280
                                                  ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .............................       388,532         24,641        386,899           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................        42,679        240,281        159,656         52,606
  Units redeemed ..............................       (26,703)        (1,622)       (60,911)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................       404,508        263,300        485,644         52,606
                                                  ===========    ===========    ===========    ===========


                                                           JanGlTech                     JanIntGro
                                                  --------------------------    --------------------------
                                                      2001          2000            2001          2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................        (1,992)           (61)        (4,141)           (41)
  Realized gain (loss) on investments .........       (56,574)          --          (66,773)          --
  Change in unrealized gain (loss)
    on investments ............................      (517,351)          (718)      (430,042)        (1,329)
  Reinvested capital gains ....................          --             --             --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (575,917)          (779)      (500,956)        (1,370)
                                                  -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       546,187        295,153        975,969        139,780
  Transfers between funds .....................       (67,679)          --          (89,148)        43,447
  Redemptions .................................       (42,307)          --          (84,410)          --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................           (21)          --              (14)          --
  Contingent deferred sales charges
    (note 2) ..................................          (131)          --           (2,314)          --
  Adjustments to maintain reserves ............           (72)            34            (52)            53
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................       435,977        295,187        800,031        183,280
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (139,940)       294,408        299,075        181,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     1,928,663           --        2,623,383           --
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $1,788,723        294,408      2,922,458        181,910
                                                  ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .............................       289,716           --          327,658           --
                                                  -----------    -----------    -----------    -----------
  Units purchased .............................        99,595         29,466        140,976         18,410
  Units redeemed ..............................       (23,902)          --          (33,453)          --
                                                  -----------    -----------    -----------    -----------
  Ending units ................................       365,409         29,466        435,181         18,410
                                                  ===========    ===========    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           NSATCapAp                        NSATEmMkt
                                                    ------------------------        -----------------------
                                                      2001            2000            2001            2000
                                                    ---------      ---------        --------        -------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (12,844)        (7,457)            (4)          (388)
  Realized gain (loss) on investments .........       (88,085)       (13,841)        (1,645)            32
  Change in unrealized gain (loss)
    on investments ............................      (366,194)       118,850           (225)         3,829
  Reinvested capital gains ....................          --             --             --             --
                                                   ----------      ---------         ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (467,123)        97,552         (1,874)         3,473
                                                   ----------      ---------         ------         ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       227,927      1,883,231           --           90,485
  Transfers between funds .....................        (2,321)       (57,616)        10,906           --
  Redemptions .................................       (43,250)        (2,112)          --             (257)
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          (128)          --             --             --
  Contingent deferred sales charges
    (note 2) ..................................          (882)          --             --             --
  Adjustments to maintain reserves ............           (56)            33             (1)          --
                                                   ----------      ---------         ------         ------
      Net equity transactions .................       181,290      1,823,536         10,905         90,228
                                                   ----------      ---------         ------         ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (285,833)     1,921,088          9,031         93,701
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     2,070,889        386,979           --             --
                                                   ----------      ---------         ------         ------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $1,785,056      2,308,067          9,031         93,701
                                                   ==========      =========         ======         ======

CHANGES IN UNITS:
  Beginning units .............................       273,531         37,028           --             --
  Units purchased .............................        43,449        183,911          2,665           --
                                                   ----------      ---------         ------         ------
Units redeemed ..............................         (15,185)          (206)        (1,638)          --
  Ending units ................................       301,795        220,733          1,027           --
                                                   ==========      =========         ======         ======

                                                            NSATEqInc                      NSATGITech
                                                    ------------------------        -----------------------
                                                      2001            2000            2001            2000
                                                    ---------      ---------        --------        -------
INVESTMENT ACTIVITY:
  Net investment income .......................          (708)          (467)           (48)          --
  Realized gain (loss) on investments .........       (15,600)           501            (11)          --
  Change in unrealized gain (loss)
    on investments ............................       (84,794)         1,847         (1,677)          --
  Reinvested capital gains ....................          --             --             --             --
                                                   ----------        -------          -----        -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (101,102)         1,881         (1,736)          --
                                                   ----------        -------          -----        -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       199,770        566,083            802           --
  Transfers between funds .....................        (3,411)          --           10,707           --
  Redemptions .................................       (67,348)          (127)          --             --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          --             --             --             --
  Contingent deferred sales charges
    (note 2) ..................................          (115)          --             --             --
  Adjustments to maintain reserves ............           (19)            (5)          --             --
                                                   ----------        -------          -----        -----
      Net equity transactions .................       128,877        565,951         11,509           --
                                                   ----------        -------         ------        -----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       27,775        567,832          9,773           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       975,153          9,014           --             --
                                                   ----------        -------          -----        -----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $1,002,928        576,846          9,773           --
                                                   ==========        =======          =====        =====

CHANGES IN UNITS:
  Beginning units .............................        97,093            791           --             --
                                                   ----------        -------          -----        -----
  Units purchased .............................        20,818         49,318          2,315           --
  Units redeemed ..............................        (7,702)           (11)          --             --
                                                   ----------        -------          -----        -----
  Ending units ................................       110,209         50,098          2,315           --
                                                   ==========        =======          =====        =====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          NSATGvtBd                       NSATGrFoc
                                                   -------------------------       -----------------------
                                                      2001           2000             2001          2000
                                                   ----------     ----------       ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   155,069         34,059            (13)          --
  Realized gain (loss) on investments .........        12,910           (970)        (1,183)          --
  Change in unrealized gain (loss)
    on investments ............................       (73,040)         6,458           (189)          --
  Reinvested capital gains ....................          --             --             --             --
                                                   ----------      ---------         -----          -----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        94,939         39,547         (1,385)          --
                                                   ----------      ---------         -----          -----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     2,913,343      1,867,972           --             --
  Transfers between funds .....................       844,458           (340)         4,870           --
  Redemptions .................................      (358,757)        (8,202)          --             --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          (171)          --             --             --
  Contingent deferred sales charges
    (note 2) ..................................        (1,660)          --             --             --
  Adjustments to maintain reserves ............            10             15             (1)          --
                                                   ----------      ---------          -----         -----
      Net equity transactions .................     3,397,223      1,859,445          4,869           --
                                                   ----------      ---------          -----         -----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    3,492,162      1,898,992          3,484           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     5,610,831         87,437           --             --
                                                   ----------      ---------          -----         -----
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $9,102,993      1,986,429          3,484           --
                                                   ==========      =========          =====         =====

CHANGES IN UNITS:
  Beginning units .............................       508,979          8,802           --             --
                                                   ----------      ---------          -----
  Units purchased .............................       350,353        185,576         10,546           --
  Units redeemed ..............................       (47,474)          (808)        (9,784)          --
                                                   ----------      ---------          -----
  Ending units ................................       811,858        193,570            762           --
                                                   ==========      =========          =====         =====


                                                           NSATHIncBd                     NSATIntGr
                                                   -------------------------       -----------------------
                                                      2001           2000             2001          2000
                                                   ----------     ----------       ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income .......................        20,094          5,633              2           --
  Realized gain (loss) on investments .........        (2,404)           (35)          --             --
  Change in unrealized gain (loss)
    on investments ............................       (19,664)        (6,138)          (124)          --
                                                   ----------     ----------        -------      -------
  Reinvested capital gains ....................          --             --             --             --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (1,974)          (540)          (122)          --
                                                   ----------     ----------        -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       166,301        163,007          2,024           --
  Transfers between funds .....................        80,218           --             --             --
  Redemptions .................................        (6,561)          (252)          --             --
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................          --             --             --             --
  Contingent deferred sales charges
    (note 2) ..................................           (40)          --             --             --
  Adjustments to maintain reserves ............            (9)             4           --             --
                                                   ----------     ----------        -------      -------
      Net equity transactions .................       239,909        162,759          2,024           --
                                                   ----------     ----------        -------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      237,935        162,219          1,902           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       302,911            513           --             --
                                                   ----------     ----------        -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    $ 540,846        162,732          1,902           --
                                                   ==========     ==========        =======      =======

CHANGES IN UNITS:
  Beginning units .............................        32,663             50           --             --
                                                   ----------     ----------        -------      -------
  Units purchased .............................        28,168         16,202            258           --
  Units redeemed ..............................        (3,377)           (25)          --             --
                                                   ----------     ----------        -------      -------
  Ending units ................................        57,454         16,227            258           --
                                                   ==========     ==========        =======      =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)


                                                                NSATMidCap                    NSATMyMkt
                                                        ------------------------      -----------------------
                                                           2001           2000           2001           2000
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...........................   $   (27,507)        (5,250)       128,713         46,736
  Realized gain (loss) on investments .............        17,632          1,799             (1)            (1)
  Change in unrealized gain (loss)
    on investments ................................        45,116        123,724              1             (1)
  Reinvested capital gains ........................            --             --             --             --
                                                       ----------      ---------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..................................        35,241        120,273        128,713         46,734
                                                       ----------      ---------     ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     1,740,902      3,027,021      3,435,235      5,330,639
  Transfers between funds .........................       (41,991)        87,830      2,683,697     (2,522,094)
  Redemptions .....................................      (297,132)       (12,631)      (979,634)      (252,676)
  Annuity benefits ................................            --             --             --             --
  Annual contract maintenance charges
    (note 2) ......................................           (59)            --           (170)            --
  Contingent deferred sales charges
    (note 2) ......................................        (2,374)           (94)        (7,700)          (416)
  Adjustments to maintain reserves ................           (75)            26            932             21
                                                       ----------      ---------     ----------      ---------
      Net equity transactions .....................     1,399,271      3,102,152      5,132,360      2,555,474
                                                       ----------      ---------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............    1,434,512      3,222,425      5,261,073      2,602,208
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .......................................     6,067,601        238,980      5,602,592        509,629
                                                       ----------      ---------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   $7,502,113      3,461,405     10,863,665      3,111,837
                                                       ==========      =========     ==========      =========

CHANGES IN UNITS:
  Beginning units .................................       456,755         20,437        531,049         50,504
                                                       ----------      ---------     ----------      ---------
  Units purchased .................................       149,489        256,083        695,203        262,917
  Units redeemed ..................................       (41,223)        (1,060)      (212,728)       (11,383)
                                                       ----------      ---------     ----------      ---------
  Ending units ....................................       565,021        275,460      1,013,524        302,038
                                                       ==========      =========     ==========      =========


                                                               NSATGlob50                     NSATSmCapG
                                                        ------------------------      -----------------------
                                                           2001           2000           2001           2000
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...........................         3,390          3,956        (13,562)        (6,006)
  Realized gain (loss) on investments .............       (17,591)        (1,216)       (53,641)         7,258
  Change in unrealized gain (loss)
    on investments ................................      (146,575)         4,955        (56,289)        (3,975)
  Reinvested capital gains ........................            --             --             --             --
                                                       ----------      ---------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..................................      (160,776)         7,695       (123,492)        (2,723)
                                                       ----------      ---------     ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................        54,225        900,717        174,535      1,675,245
  Transfers between funds .........................       (27,075)       (43,262)       (48,081)       149,577
  Redemptions .....................................        (9,682)       (11,906)       (74,950)          (485)
  Annuity benefits ................................            --             --             --             --
  Annual contract maintenance charges
    (note 2) ......................................           (11)            --            (68)            --
  Contingent deferred sales charges
    (note 2) ......................................          (438)          (634)        (1,038)            (7)
  Adjustments to maintain reserves ................           (19)            13           (237)             4
                                                       ----------      ---------     ----------      ---------
      Net equity transactions .....................        17,000        844,928         50,161      1,824,334
                                                       ----------      ---------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............     (143,776)       852,623        (73,331)     1,821,611
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .......................................     1,052,924         19,798      2,072,740          3,463
                                                       ----------      ---------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   $  909,148        872,421      1,999,409      1,825,074
                                                       ==========      =========     ==========      =========

CHANGES IN UNITS:
  Beginning units .................................       106,910          1,738        152,071            210
                                                       ----------      ---------     ----------      ---------
  Units purchased .................................         6,384         76,869         15,155        105,795
  Units redeemed ..................................        (4,802)          (990)       (11,641)           (31)
                                                       ----------      ---------     ----------      ---------
  Ending units ....................................       108,492         77,617        155,585        105,974
                                                       ==========      =========     ==========      =========


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          NSATSmCapV                     NSATSmCo
                                                  --------------------------    --------------------------
                                                      2001           2000          2001            2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (15,777)        (5,107)       (25,435)        (6,683)
  Realized gain (loss) on investments .........        14,355         15,118        (34,448)         5,386
  Change in unrealized gain (loss)
    on investments ............................       517,470         61,237        (11,148)        (2,302)
  Reinvested capital gains ....................          --             --             --             --
                                                  -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       516,048         71,248        (71,031)        (3,599)
                                                  -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       313,427      1,104,383        659,833      1,951,009
  Transfers between funds .....................       232,805         (8,391)      (138,453)       182,500
  Redemptions .................................       (97,681)        (5,504)       (91,605)       (25,130)
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................           (78)          --             (308)          --
  Contingent deferred sales charges
    (note 2) ..................................        (1,586)          (283)        (1,538)            (6)
  Adjustments to maintain reserves ............            21             (8)        (1,928)            19
                                                  -----------    -----------    -----------    -----------
      Net equity transactions .................       446,908      1,090,197        426,001      2,108,392
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      962,956      1,161,445        354,970      2,104,793
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     1,640,997         72,288      4,235,738         88,808
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $2,603,953      1,233,733      4,590,708      2,193,601
                                                  ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .............................       134,671          6,505        299,061          6,733
  Units purchased .............................        43,400        102,657         52,136        150,777
                                                  -----------    -----------    -----------    -----------
  Units redeemed ..............................       (13,837)          (507)       (20,326)        (1,893)
                                                  -----------    -----------    -----------    -----------
  Ending units ................................       164,234        108,655        330,871        155,617
                                                  ===========    ===========    ===========    ===========

                                                          NSATStrVal                    NSATStMCap
                                                  --------------------------    --------------------------
                                                      2001           2000          2001            2000
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income .......................          (760)            (4)       (21,297)       (10,527)
  Realized gain (loss) on investments .........          (478)             9        (54,654)        14,148
  Change in unrealized gain (loss)
    on investments ............................        (8,818)        (3,007)      (414,812)      (121,027)
  Reinvested capital gains ....................          --             --             --             --
                                                     --------         ------       --------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (10,056)        (3,002)      (490,763)      (117,406)
                                                     --------         ------       --------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         1,320         83,723        196,145      2,672,897
  Transfers between funds .....................       122,680           --           (8,595)       301,912
  Redemptions .................................       (32,120)          --          (82,652)        (5,102)
  Annuity benefits ............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..................................            (7)          --             (250)          --
  Contingent deferred sales charges
    (note 2) ..................................          --             --           (2,252)          --
  Adjustments to maintain reserves ............            (7)            (6)          (101)             9
                                                     --------         ------       --------      ---------
      Net equity transactions .................        91,866         83,717        102,295      2,969,716
                                                     --------         ------       --------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       81,810         80,715       (388,468)     2,852,310
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       147,390          3,370      3,341,652        175,682
                                                     --------         ------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $229,200         84,085      2,953,184      3,027,992
                                                     ========         ======      =========      =========

CHANGES IN UNITS:
  Beginning units .............................        12,858            --         281,482         12,348
                                                      -------         ------      ---------        -------
  Units purchased .............................        16,636            312         28,403        192,060
  Units redeemed ..............................        (9,265)           --         (19,354)          (365)
                                                      -------         ------      ---------        -------
  Ending units ................................        20,229            312        290,531        204,043
                                                     ========         ======      =========      =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                           NSATTotRe                    NBAMTGuard
                                                   --------------------------    --------------------------
                                                       2001          2000           2001           2000
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   (32,309)        (8,743)        (1,479)          (860)
  Realized gain (loss) on investments ..........      (220,396)        (2,824)         1,629            983
  Change in unrealized gain (loss)
    on investments .............................      (654,997)       218,829        (30,282)        18,459
  Reinvested capital gains .....................          --             --           33,041           --
                                                   -----------    -----------      ---------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................      (907,702)       207,262          2,909         18,582
                                                   -----------    -----------      ---------       --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................     2,678,101      5,184,259        147,171        212,095
  Transfers between funds ......................      (111,102)        93,725        (21,014)        16,395
  Redemptions ..................................      (579,561)       (37,730)        (2,582)          --
  Annuity benefits .............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ...................................          (825)          --             --             --
  Contingent deferred sales charges
    (note 2) ...................................        (8,058)          (898)          --             --
  Adjustments to maintain reserves .............          (110)            90            (10)             5
                                                   -----------    -----------      ---------       --------
      Net equity transactions ..................     1,978,445      5,239,446        123,565        228,495
                                                   -----------    -----------      ---------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    1,070,743      5,446,708        126,474        247,077
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     9,934,195        519,070        464,726         51,135
                                                   -----------    -----------      ---------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........  $11,004,938      5,965,778        591,200        298,212
                                                   ===========    ===========      =========       ========

CHANGES IN UNITS:
  Beginning units ..............................       952,292         48,025         40,127          4,403
                                                   -----------    -----------      ---------       --------
  Units purchased ..............................       287,077        493,277         14,045         20,525
  Units redeemed ...............................       (85,971)        (3,538)        (3,568)          --
                                                   -----------    -----------      ---------       --------
  Ending units .................................     1,153,398        537,764         50,604         24,928
                                                   ===========    ===========      =========       ========


                                                            NBAMTMCGr                   NBAMTPart
                                                   --------------------------    --------------------------
                                                       2001          2000           2001           2000
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ........................       (30,766)        (8,920)        (1,645)          (373)
  Realized gain (loss) on investments ..........       (71,769)        10,965         (2,965)        (1,380)
  Change in unrealized gain (loss)
    on investments .............................      (577,747)        72,020        (20,677)        (1,580)
  Reinvested capital gains .....................          --              240         18,142          4,379
                                                    ----------      ---------        -------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................      (680,282)        74,305         (7,145)         1,046
                                                    ----------      ---------        -------       --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................       764,958      2,544,528        126,268        247,261
  Transfers between funds ......................      (169,655)       249,398         (5,089)          --
  Redemptions ..................................       (91,945)        (2,050)       (36,528)          (472)
  Annuity benefits .............................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ...................................          (257)          --             --             --
  Contingent deferred sales charges
    (note 2) ...................................        (2,617)          --              (99)          --
  Adjustments to maintain reserves .............           (93)            85             (8)             4
                                                    ----------      ---------        -------       --------
      Net equity transactions ..................       500,391      2,791,961         84,544        246,793
                                                    ----------      ---------        -------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (179,891)     2,866,266         77,399        247,839
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     4,651,565         51,413        461,361          1,417
                                                    ----------      ---------        -------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $4,471,674      2,917,679        538,760        249,256
                                                    ==========      =========        =======       ========

CHANGES IN UNITS:
  Beginning units ..............................       343,557          3,465         42,613            130
                                                     ---------      ---------        -------       --------
  Units purchased ..............................        67,282        172,237         11,713         23,061
  Units redeemed ...............................       (26,810)          (139)        (3,891)           (44)
                                                     ---------      ---------        -------       --------
  Ending units .................................       384,029        175,563         50,435         23,147
                                                    ==========      =========        =======       ========


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                             OppAggGro                        OppCapApp
                                                   -----------------------------    ----------------------------
                                                       2001             2000            2001             2000
                                                   ------------     ------------    ------------     -----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     19,897         (26,227)        (13,849)        (25,634)
  Realized gain (loss) on investments .........       (578,933)        120,939         (25,590)          5,123
  Change in unrealized gain (loss)
    on investments ............................     (3,978,889)        242,948      (1,956,908)         55,101
  Reinvested capital gains ....................      1,359,088         108,377       1,212,085         208,963
                                                    ----------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (3,178,837)        446,037        (784,262)        243,553
                                                    ----------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      1,628,857       7,104,575       2,711,489       7,320,996
  Transfers between funds .....................       (815,459)        616,508        (218,372)         55,989
  Redemptions .................................       (254,559)        (68,506)       (502,207)       (108,981)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (664)           --            (1,035)           --
  Contingent deferred sales charges
    (note 2) ..................................         (5,450)         (1,414)        (10,617)           (662)
  Adjustments to maintain reserves ............           (399)            105             781           1,094
                                                    ----------       ---------      ----------       ---------
      Net equity transactions .................        552,326       7,651,268       1,980,039       7,268,436
                                                    ----------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (2,626,511)      8,097,305       1,195,777       7,511,989
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     11,124,034         252,341      12,741,632         651,605
                                                    ----------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    $8,497,523       8,349,646      13,937,409       8,163,594
                                                    ==========       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .............................        875,332          17,379       1,007,367          50,682
                                                    ----------       ---------      ----------       ---------
  Units purchased .............................        170,857         464,783         249,739         541,535
  Units redeemed ..............................       (123,775)         (4,397)        (90,482)         (7,828)
                                                    ----------       ---------      ----------       ---------
  Ending units ................................        922,414         477,765       1,166,624         584,389
                                                    ==========       =========      ==========       =========


                                                             OppMSGrInc                       SBVSFCap
                                                   -----------------------------    ----------------------------
                                                       2001             2000            2001             2000
                                                   ------------     ------------    ------------     -----------
INVESTMENT ACTIVITY:
  Net investment income .......................        (18,524)        (14,674)        (94,595)        (21,988)
  Realized gain (loss) on investments .........        (66,213)            627          45,843           4,316
  Change in unrealized gain (loss)
    on investments ............................       (700,861)        (73,156)        441,802         420,123
  Reinvested capital gains ....................           --           150,965         174,572          69,804
                                                   -----------       ---------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (785,598)         63,762         567,622         472,255
                                                   -----------       ---------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      2,793,188       6,485,974       2,963,113       5,338,060
  Transfers between funds .....................       (423,901)         11,828         141,536          79,190
  Redemptions .................................       (442,423)        (84,717)       (613,548)        (42,298)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (823)           --              (280)           --
  Contingent deferred sales charges
    (note 2) ..................................         (8,643)         (2,058)         (7,172)           (932)
  Adjustments to maintain reserves ............             (3)           (236)             46             100
                                                   -----------       ---------      ----------       ---------
      Net equity transactions .................      1,917,395       6,410,791       2,483,695       5,374,120
                                                   -----------       ---------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,131,797       6,474,553       3,051,317       5,846,375
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     10,847,306         603,240      11,585,351         480,532
                                                   -----------       ---------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $11,979,103       7,077,793      14,636,668       6,326,907
                                                   ===========       =========      ==========       =========

CHANGES IN UNITS:
  Beginning units .............................      1,083,351          54,195         895,491          43,305
                                                   -----------       ---------      ----------       ---------
  Units purchased .............................        302,455         592,455         270,127         453,233
  Units redeemed ..............................       (104,763)         (7,541)        (85,724)         (3,535)
                                                   -----------       ---------      ----------       ---------
  Ending units ................................      1,281,043         639,109       1,079,894         493,003
                                                   ===========       =========      ==========       =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                   SBVSFHYBd                      SBVSFInv
                                          --------------------------    --------------------------
                                              2001           2000           2001           2000
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (10,149)        (3,591)       (36,500)        (8,235)
  Realized gain (loss) on investments .        (7,988)          (607)        31,938         (8,048)
  Change in unrealized gain (loss)
    on investments ....................        76,409          6,881       (153,821)       143,452
  Reinvested capital gains ............          --             --           61,836           --
                                          -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        58,272          2,683        (96,547)       127,169
                                          -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       346,898        957,310      1,472,941      2,098,483
  Transfers between funds .............        (5,309)         9,227        240,057       (247,029)
  Redemptions .........................      (102,109)        (2,783)      (422,351)       (22,128)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................           (67)          --              (77)          --
  Contingent deferred sales charges
    (note 2) ..........................        (1,337)            (7)        (4,187)        (1,309)
  Adjustments to maintain reserves ....            (2)            10            (21)            45
                                          -----------    -----------    -----------    -----------
      Net equity transactions .........       238,074        963,757      1,286,362      1,828,062
                                          -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      296,346        966,440      1,189,815      1,955,231
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,282,376         33,573      4,500,901        163,880
                                          -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..  $ 1,578,722      1,000,013      5,690,716      2,119,111
                                          ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................       125,878          3,249        375,929         15,554
                                              -------         ------        -------        -------
  Units purchased .....................        37,517         95,014        154,725        171,767
  Units redeemed ......................       (15,111)          (275)       (49,081)        (1,774)
                                              -------         ------        -------        -------
  Ending units ........................       148,284         97,988        481,573        185,547
                                              =======         ======        =======        =======


                                                   SBVSFTotRet                  DrySRGro
                                          --------------------------    --------------------------
                                              2001           2000           2001           2000
                                          -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............       (15,478)        (3,357)       (51,472)       (22,143)
  Realized gain (loss) on investments .           287         (2,214)      (117,497)          (386)
  Change in unrealized gain (loss)
    on investments ....................       (38,577)        30,301     (1,049,538)       217,715
  Reinvested capital gains ............          --             --             --             --
                                            ---------        -------      ---------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (53,768)        24,730     (1,218,507)       195,186
                                            ---------        -------      ---------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       788,446        788,949      1,194,831      4,852,973
  Transfers between funds .............        54,571        (42,814)      (337,491)       212,476
  Redemptions .........................       (58,548)        (1,782)      (218,005)       (22,231)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................           (82)          --             (626)          --
  Contingent deferred sales charges
    (note 2) ..........................          --             --           (2,253)           (67)
  Adjustments to maintain reserves ....            (7)            51           (166)            99
                                            ---------        -------      ---------      ---------
      Net equity transactions .........       784,380        744,404        636,290      5,043,250
                                            ---------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      730,612        769,134       (582,217)     5,238,436
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,839,752         90,956      7,633,484        749,450
                                            ---------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    2,570,364        860,090      7,051,267      5,987,886
                                            =========        =======      =========      =========


CHANGES IN UNITS:
  Beginning units .....................       174,110          9,159        725,271         62,468
                                            ---------        -------      ---------      ---------
  Units purchased .....................        83,631         75,583        125,568        429,597
  Units redeemed ......................        (8,817)          (170)       (65,250)        (1,950)
                                            ---------        -------      ---------      ---------
  Ending units ........................       248,924         84,572        785,589        490,115
                                            =========        =======      =========      =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001 AND 2000
(UNAUDITED)

                                                          UIFEmMkt                    UIFUSRE
                                                  ------------------------   ------------------------
                                                     2001          2000         2001          2000
                                                  ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................   $   (2,511)         --         (1,484)           83
  Realized gain (loss) on investments .........        1,324          --            132          --
  Change in unrealized gain (loss)
    on investments ............................       15,390          --         21,179           752
  Reinvested capital gains ....................         --            --           --            --
                                                  ----------    ----------   ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       14,203          --         19,827           835
                                                  ----------    ----------   ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       14,934          --        148,944        18,735
  Transfers between funds .....................       18,842          --         16,773          --
  Redemptions .................................      (30,530)         --         (3,234)         --
  Annuity benefits ............................         --            --           --            --
  Annual contract maintenance charges
    (note 2) ..................................          (23)         --            (27)         --
  Contingent deferred sales charges
    (note 2) ..................................         (942)         --           --            --
  Adjustments to maintain reserves ............         --            --              7          --
                                                  ----------    ----------   ----------    ----------
      Net equity transactions .................        2,281          --        162,463        18,735
                                                  ----------    ----------   ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      16,484          --        182,290        19,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      343,894          --        151,378          --
                                                  ----------    ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $  360,378          --        333,668        19,570
                                                  ==========    ==========   ==========    ==========

CHANGES IN UNITS:
  Beginning units .............................       27,654          --         12,215          --
                                                      ------         -----       ------         -----
  Units purchased .............................        3,258         7,824       14,041         1,757
  Units redeemed ..............................       (3,058)         --         (1,169)         --
                                                      ------         -----       ------         -----
  Ending units ................................       27,854         7,824       25,087         1,757
                                                      ======         =====       ======         =====


                                                         VEWrldEMkt                  VEWrldHAs
                                                  ------------------------   ------------------------
                                                     2001          2000         2001          2000
                                                  ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .......................       (9,714)       (5,847)          270            23
  Realized gain (loss) on investments .........      (83,082)       (1,826)        4,787             8
  Change in unrealized gain (loss)
    on investments ............................       67,007      (194,914)       (9,898)        1,944
  Reinvested capital gains ....................         --            --            --            --
                                                   ---------     ---------       -------        ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................      (25,789)     (202,587)       (4,841)        1,975
                                                   ---------     ---------       -------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      105,498     1,811,273        34,726        29,401
  Transfers between funds .....................      (62,871)      (93,497)        9,104          --
  Redemptions .................................      (36,958)       (6,241)         --            --
  Annuity benefits ............................         --            --            --            --
  Annual contract maintenance charges
    (note 2) ..................................         (101)         --            --            --
  Contingent deferred sales charges
    (note 2) ..................................         (671)         (305)         --            --
  Adjustments to maintain reserves ............          (10)         --               4            (5)
                                                   ---------     ---------       -------        ------
      Net equity transactions .................        4,887     1,711,230        43,834        29,396
                                                   ---------     ---------       -------        ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (20,902)    1,508,643        38,993        31,371
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    1,340,618        79,624        88,309        10,437
                                                   ---------     ---------       -------        ------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   1,319,716     1,588,267       127,302        41,808
                                                   =========     =========       =======        ======


CHANGES IN UNITS:
  Beginning units .............................      149,768         5,099         7,795         1,012
                                                   ---------     ---------       -------        ------
  Units purchased .............................       12,278       112,227        12,351         2,916
  Units redeemed ..............................      (12,490)         (384)       (8,431)         --
                                                   ---------     ---------       -------        ------
  Ending units ................................      149,556       116,942        11,715         3,928
                                                   =========     =========       =======        ======

--------------------------------------------------------------------------------
See accompanying notes to financial statements

-------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2001 AND 2000
                                   (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - American Century VP Income & Growth (ACVPIncGr)
                    American Century VP - American Century VP International (ACVPInt)
                    American Century VP - American Century VP Value (ACVPValue)

               Portfolios of the Credit Suisse Warburg Pincus Trust;
                    Credit Suisse Warburg Pincus Trust - Value Portfolio (CSWPValue)
                    (formerly Warburg Pincus Trust Growth & Income Fund)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF - Capital Appreciation Portfolio)

               Federated Insurance Series - Federated Quality Bond Fund II (FedQualBd)

               Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                    Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
                    Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
                    Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
                    Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

               Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                    Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)

               Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                    Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

               Portfolios of the Janus Aspen Series;
                    Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapApp)
                    Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)

               Portfolios of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                    Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                    Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
                    Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                    Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATEGlTech)
                    Nationwide SAT - Government Bond Fund (NSATGvtBd)
                    Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
                    Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
                    Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                    Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
                    Nationwide SAT - Money Market Fund (NSATMyMkt)
                    Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
                    Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
                       (formerly Nationwide SAT - Select Advisers Small Cap Growth Fund)
                    Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
                    Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
                    Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
                    Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                       (formerly Nationwide SAT - Strategic Growth Fund)
                    Nationwide SAT - Total Return Fund (NSATTotRe)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
                    Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)

               Oppenheimer - Capital Appreciation Fund/VA (OppCapApp)

               Oppenheimer - Main Street Growth & Income Fund/VA (OppMSGrInc)

               Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF);
                    Salomon Brothers VSF - Capital Fund (SBVSFCap)
                    Salomon Brothers VSF - High Yield Bond Fund (SBVSFHYBd)
                    Salomon Brothers VSF - Investors Fund (SBVSFInv)
                    Salomon Brothers VSF - Total Return Fund (SBVSFTotRet)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               The Universal Institutional Funds, Inc. (TheUIF);
                    The UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
                    The UIF - Mid Cap Growth Portfolio (UIFMidCap)
                    The UIF - U.S. Real Estate Portfolio (UIFUSRE)
                        (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)



          At June 30, 2001, contract owners have invested in all of the above funds except the UIF - Mid Cap Growth Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certaincontract expenses (see note
          2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.60%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity, expense ratios and total return for variable annuity contracts as of June 30, 2001:

                                                                      Unit          Contract                     Total
                                                        Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                      ---------    ----------    --------------    ---------    --------
Asset Charge: 1.40%

        American Century Variable Portfolios, Inc. -
        American Century VP Income & Growth
           2001....................................     247,031        9.546519    $2,358,286        1.32%       -4.49%
           2000....................................     129,296       10.858084     1,403,907        1.27%       -4.25%

        American Century Variable Portfolios, Inc. -
        American Century VP International
           2001....................................     948,701        9.519124     9,030,805        1.42%      -20.71%
           2000....................................     594,042       13.661142     8,115,292        1.19%       -6.67%

        American Century Variable Portfolios, Inc. -
        American Century VP Value
           2001....................................     211,783       12.215184     2,586,974        1.30%        6.46%
           2000....................................      46,473        9.389064       436,338        1.41%       -4.67%

        Credit Suisse Warburg Pincus Trust -
        Value Portfolio
           2001....................................      20,806       11.011629       229,107        1.43%        2.59%
           2000....................................      18,278        9.683049       176,987        1.33%       -3.12%

        Dreyfus Variable Investment Fund -
        Appreciation Portfolio
           2001....................................     426,507       10.024921     4,275,697        1.36%       -6.91%
           2000....................................     323,178       11.221053     3,626,397        1.16%        2.07%

        Federated Insurance Series -
        Federated Quality Bond Fund II
           2001....................................     240,899       11.175831     2,692,247        1.19%        2.97%
           2000....................................      66,546       10.205427       679,130        1.44%        2.41%

        Fidelity VIP - Equity-Income Portfolio:
        Service Class
           2001....................................   1,028,160       10.874664    11,180,892        1.30%       -1.68%
           2000....................................     431,733       10.000152     4,317,395        1.45%       -3.44%

        Fidelity VIP - Growth Portfolio:
        Service Class
           2001....................................   3,493,051        9.642219    33,680,759        1.39%      -10.30%
           2000....................................   1,874,776       12.788473    23,975,522        1.38%        4.33%

        Fidelity VIP - High Income Portfolio:
        Service Class
           2001....................................     206,546        7.291611     1,506,051        1.41%       -7.85%
           2000....................................     101,451        9.787168       992,918        1.23%       -5.61%

        Fidelity VIP - Overseas Portfolio:
        Service Class
           2001....................................     453,637        8.682796     3,938,835        1.45%      -12.10%
           2000....................................     352,055       11.683816     4,113,346        1.15%       -5.70%


                                                                             Unit          Contract                   Total
                                                              Units       Fair Value    Owners' Equity    Expenses*  Return**
                                                            ---------     ----------    --------------    ---------  --------
Fidelity VIP-II - Contrafund Portfolio: Service Class
   2001.............................................       1,864,337        9.674476      18,036,480      1.40%    -10.63%
   2000.............................................       1,124,586       11.528099      12,964,338      1.27%     -2.04%

Fidelity VIP-III -
Growth Opportunities Portfolio: Service Class
   2001.............................................         404,508        7.854381       3,177,163      1.39%     -9.42%
   2000.............................................         263,300       10.152577       2,673,174      1.21%     -4.37%

Janus Aspen Series -
Capital Appreciation Portfolio - Service Shares
   2001.............................................         485,644        7.129480       3,462,390      1.34%    -14.20%
   2000.............................................          52,606        9.832924         517,271      1.41%     -1.67% 06/08/00


Janus Aspen Series -
Global Technology Portfolio - Service Shares
   2001.............................................         365,409        4.895128       1,788,723      1.46%     -26.47%
   2000.............................................          29,466        9.991534         294,411      1.44%      -0.08% 06/08/00

Janus Aspen Series -
International Growth Portfolio - Service Shares
   2001.............................................         435,181        6.715503       2,922,458      1.37%     -16.12%
   2000.............................................          18,410        9.881045         181,910      1.47%      -1.19% 06/08/00

Nationwide(R) Separate Account Trust -
Capital Appreciation Fund
   2001.............................................         301,795        5.914793       1,785,056      1.44%     -21.88%
   2000.............................................         220,733       10.456340       2,308,059      1.17%       0.05%

Gartmore NSAT Emerging Markets Fund
   2001.............................................           1,027        8.794814           9,031      1.29%       1.29%

Federated NSAT Equity Income Fund
   2001.............................................         110,209        9.100235       1,002,928      1.40%      -9.39%
   2000.............................................          50,098       11.514233         576,840      1.29%       1.04%

Gartmore NSAT
Global Technology & Communications Fund
   2001.............................................           2,315        4.221006           9,773      1.38%     -29.62%

Nationwide(R) Separate Account Trust -
Government Bond Fund
   2001.............................................         811,858       11.212547       9,102,993      1.15%       1.71%
   2000.............................................         193,570       10.262054       1,986,425      1.44%       3.30%

Turner NSAT Growth Focus Fund
   2001.............................................             762        4.574453           3,484      1.31%     -27.65%

Federated NSAT High Income Bond Fund
   2001.............................................          57,454        9.413568         540,846      1.40%       1.51%
   2000.............................................          16,227       10.028884         162,739      1.39%      -2.19%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        Unit          Contract                     Total
                                                     Units           Fair Value    Owners' Equity    Expenses*    Return**
                                                   ---------         ----------    --------------    ---------    --------
        Gartmore NSAT International Growth Fund
           2001..............................            258             7.360872           1,902        1.32%       -20.15%
        Dreyfus NSAT Mid Cap Index Fund
           2001..............................        565,021            13.277585       7,502,113        1.29%        -0.05%
           2000..............................        275,460            12.565915       3,461,407        1.36%         7.46%

        Nationwide(R) Separate Account Trust -
        Money Market Fund
           2001..............................      1,013,524            10.718702      10,863,665        1.10%         1.60%
           2000..............................        302,038            10.302795       3,111,835        1.40%         2.10%

        Nationwide(R) Separate Account Trust -
        Nationwide(R) Global 50 Fund
           2001..............................        108,492             8.379831         909,148        1.38%       -14.91%
           2000..............................         77,617            11.240008         872,416        1.15%        -1.33%

        Nationwide(R) Separate Account Trust -
        Nationwide(R) Small Cap Growth Fund
           2001..............................        155,585            12.850870       1,999,409        1.36%        -5.72%
           2000..............................        105,974            17.221904       1,825,074        1.11%         4.44%

        Nationwide(R) Separate Account Trust -
        Nationwide(R) Small Cap Value Fund
           2001..............................        164,234            15.855124       2,603,953        1.21%        30.12%

        Nationwide(R) Separate Account Trust -
        Nationwide(R) Small Company Fund
           2001..............................        330,871            13.874605       4,590,708        1.31%        -2.04%
           2000..............................        155,617            14.096176       2,193,605        1.41%         6.87%

        Nationwide(R) Separate Account Trust -
        Nationwide(R) Strategic Value Fund
           2001..............................         20,229            11.330376         229,200        1.42%        -1.16%

        Strong NSAT Mid Cap Growth Fund
           2001..............................        290,531            10.164793       2,953,184        1.44%       -14.38%
           2000..............................        204,043            14.839965       3,027,991        1.18%         4.30%

        Nationwide(R) Separate Account Trust -
        Total Return Fund
           2001..............................      1,153,398             9.541323      11,004,938        1.32%        -8.54%
           2000..............................        537,764            11.093680       5,965,781        1.32%         2.64%

        Neuberger Berman Advisers Management Trust -
        Guardian Portfolio
           2001..............................         50,604            11.682804         591,200        1.28%         0.88%
           2000..............................         24,928            11.963020         298,214        1.37%         3.01%

        Neuberger Berman Advisers Management Trust -
        Mid-Cap Growth Portfolio
           2001..............................        384,029            11.644106       4,471,674        1.38%       -14.00%
           2000..............................        175,563            16.619046       2,917,690        1.33%        12.01%

                                                                        Unit          Contract                      Total
                                                          Units      Fair Value    Owners' Equity    Expenses*    Return**
                                                        ---------    ----------    --------------    ---------    --------
        Neuberger Berman Advisers Management Trust -
        Partners Portfolio
           2001....................................       50,435      10.682229        538,760         1.32%        -1.33%
           2000....................................       23,147      10.768033        249,248         1.30%        -1.24%

        Oppenheimer Aggressive Growth Fund/VA
           2001....................................      922,414       9.212262      8,497,523         1.41%       -27.51%
           2000....................................      477,765      17.476451      8,349,637         1.29%        20.36%

        Oppenheimer Capital Appreciation Fund/VA
           2001....................................    1,166,624      11.946786     13,937,409         1.43%        -5.55%
           2000....................................      584,389      13.969453      8,163,595         1.28%         8.65%

        Oppenheimer Main Street Growth & Income
        Fund/VA
           2001....................................    1,281,043       9.351056     11,979,103         1.41%        -6.61%
           2000....................................      639,109      11.074463      7,077,789         1.29%        -0.51%

        Salomon Brothers
        Variable Series Funds Inc. Capital Fund
           2001....................................    1,079,894      13.553798     14,636,668         1.29%         4.76%
           2000....................................      493,003      12.833425      6,326,917         1.35%        15.65%

        Salomon Brothers
        Variable Series Funds Inc. High Yield Bond
        Fund
           2001....................................      148,284      10.646629      1,578,722         1.29%         4.51%
           2000....................................       97,988      10.205495      1,000,016         1.16%        -1.24%

        Salomon Brothers
        Variable Series Funds Inc. Investors Fund
           2001....................................      481,573      11.816942      5,690,716         1.28%        -1.30%
           2000....................................      185,547      11.420849      2,119,105         1.47%         8.40%

        Salomon Brothers
        Variable Series Funds Inc. Total Return
        Fund
           2001....................................      248,924      10.325882      2,570,364         1.40%        -2.28%
           2000....................................       84,572      10.169935        860,092         1.46%         2.41%

        The Dreyfus Socially Responsible Growth
        Fund, Inc.
           2001....................................      785,589       8.975775      7,051,267         1.39%       -14.72%
           2000....................................      490,115      12.217306      5,987,885         1.22%         1.83%

        The Universal Institutional Funds, Inc. -
        Emerging Markets Debt Portfolio
           2001....................................       27,854      12.938213        360,378         1.39%         4.04%
           2000....................................        7,824      11.975091         93,693         1.42%         5.77%

        The Universal Institutional Funds, Inc. -
        U.S. Real Estate Portfolio
           2001....................................       25,087      13.300394        333,668         1.37%         7.32%

        Van Eck Worldwide Insurance Trust -
        Worldwide Emerging Markets Fund
           2001....................................      149,556       8.824244      1,319,716         1.40%        -1.42%
           2000....................................      116,942      13.581684      1,588,269         1.06%       -13.03%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                       Unit          Contract                      Total
                                                        Units       Fair Value    Owners' Equity    Expenses*    Return**
                                                      ---------     ----------    --------------    ---------    --------
        Van Eck Worldwide Insurance Trust -
        Worldwide Hard Assets Fund
           2001.......................................   11,715      10.866366         127,301        1.24%        -4.08%
           2000.......................................    3,928      10.642939          41,805        1.39%         3.20%
                                                         ======      =========    ------------
        2001 Contract owners' equity..................                            $229,663,667
                                                                                  ============





  * This represents annualized expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.



--------------------------------------------------------------------------------

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                                       31

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                              Bulk Rate
                                                             U.S. Postage
                                                                 PAID
                                                            Columbus, Ohio
                                                            Permit No. 521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company